UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         November 06, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $321,249
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                          TITLE
                                            OF                    VALUE    SHRS OR          INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                            CLASS       CUSIP      (X$1000)  PRN AMT  SH/ PRN DISCRETION  SOLE SHARED NONE
INTERNATIONAL BUSINESS MACHINE             COM      459200101     14,999    72,300     SH       SOLE                 72,300
BERKSHIRE HATHAWAY                         COM      084670108     13,403      101      SH       SOLE                   101
PEPSICO INCORPORATED                       COM      713448108     12,592    177,930    SH       SOLE                 177,930
ROYAL DUTCH SHELL PLC - ADR A              ADR      780259206     12,138    174,880    SH       SOLE                 174,880
PHILIP MORRIS INTERNATIONAL                COM      718172109     10,285    114,350    SH       SOLE                 114,350
UNION PACIFIC CORPORATION                  COM      907818108     9,888     83,300     SH       SOLE                 83,300
EXXON MOBIL CORPORATION                    COM      30231G102     9,845     107,652    SH       SOLE                 107,652
PROCTER & GAMBLE CO                        COM      742718109     9,717     140,090    SH       SOLE                 140,090
WAL-MART STORES                            COM      931142103     9,523     129,042    SH       SOLE                 129,042
3M COMPANY                                 COM      88579Y101     9,342     101,080    SH       SOLE                 101,080
SCHLUMBERGER LTD                           COM      806857108     8,980     124,160    SH       SOLE                 124,160
ORACLE CORP                                COM      68389X105     8,978     285,380    SH       SOLE                 285,380
JM SMUCKER CO                              COM      832696405     8,384     97,120     SH       SOLE                 97,120
CATERPILLAR TRACTOR CO                     COM      149123101     8,114     94,300     SH       SOLE                 94,300
GENERAL ELECTRIC COMPANY                   COM      369604103     8,028     353,490    SH       SOLE                 353,490
VISA INC/A                                 COM      92826C839     7,521     56,010     SH       SOLE                 56,010
AMETEK INC                                 COM      031100100     7,123     200,925    SH       SOLE                 200,925
ABBOTT LABS                                COM      002824100     7,000     102,100    SH       SOLE                 102,100
BHP BILLITON LTD - SPON ADR                ADR      088606108     6,932     101,030    SH       SOLE                 101,030
ILLINOIS TOOL WORKS                        COM      452308109     6,894     115,920    SH       SOLE                 115,920
COVIDIEN LTD                               COM      G2554F113     6,824     114,850    SH       SOLE                 114,850
PFIZER INC                                 COM      717081103     6,697     269,500    SH       SOLE                 269,500
EMERSON ELECTRIC CO                        COM      291011104     6,612     136,970    SH       SOLE                 136,970
MERCK & CO.                                COM      58933Y105     6,063     134,440    SH       SOLE                 134,440
PRAXAIR INC                                COM      74005P104     6,040     58,140     SH       SOLE                 58,140
MEAD JOHNSON NUTRITION CO                  COM      582839106     6,018     82,130     SH       SOLE                 82,130
INTEL CORP                                 COM      458140100     5,746     253,650    SH       SOLE                 253,650
EXPRESS SCRIPTS HOLDING CO                 COM      30219G108     5,678     90,662     SH       SOLE                 90,662
LOWE'S CORP                                COM      548661107     5,531     182,900    SH       SOLE                 182,900
HSBC HOLDINGS PLC-SPONS ADR                ADR      404280406     4,881     105,060    SH       SOLE                 105,060
TARGET CORP                                COM      87612E106     4,852     76,450     SH       SOLE                 76,450
CME GROUP INC                              COM      12572Q105     4,818     84,100     SH       SOLE                 84,100
AMERICAN EXPRESS COMPANY                   COM      025816109     4,790     84,240     SH       SOLE                 84,240
FRANKLIN RESOURCES                         COM      354613101     4,611     36,870     SH       SOLE                 36,870
ENSCO PLC-CL A                             COM      G3157S106     4,588     84,100     SH       SOLE                 84,100
CISCO SYSTEMS INC                          COM      17275R102     4,480     234,600    SH       SOLE                 234,600
YUM BRANDS INC                             COM      988498101     4,380     66,020     SH       SOLE                 66,020
KOHL'S CORP                                COM      500255104     4,354     85,000     SH       SOLE                 85,000
ENBRIDGE INC.                              COM      29250N105     4,259     109,120    SH       SOLE                 109,120
FLOWSERVE CORP                             COM      34354P105     4,069     31,850     SH       SOLE                 31,850
ECOLAB INC                                 COM      278865100     4,032     62,214     SH       SOLE                 62,214
BP P.L.C.                                  ADR      055622104     3,359     79,300     SH       SOLE                 79,300
SPECTRA ENERGY CORP                        COM      847560109     3,204     109,120    SH       SOLE                 109,120
HOSPIRA INC                                COM      441060100     2,911     88,700     SH       SOLE                 88,700
ITC HOLDINGS CORP                          COM      465685105     2,722     36,010     SH       SOLE                 36,010
HEWLETT-PACKARD CO.                        COM      428236103     2,660     155,910    SH       SOLE                 155,910
AVON PRODUCTS                              COM      054303102     2,491     156,180    SH       SOLE                 156,180
TEVA PHARMACEUTICAL INDUSTRIES LTD         ADR      881624209     1,826     44,100     SH       SOLE                 44,100
ALERE INC                                  COM      01449J105     1,757     90,140     SH       SOLE                 90,140
VERISK ANALYTICS INC - CLASS A             COM      92345Y106      843      17,700     SH       SOLE                 17,700
BERKSHIRE HATHAWAY INC-CL B                COM      084670702      469       5,320     SH       SOLE                  5,320


GRAND TOTALS                                                     321,249   5,796,506


